Labor and Social Obligations - Fair value of these equity instruments (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021 R$ / shares	Dec. 31, 2021	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020
Grant date: 15/10/2019
Labor and social obligations
Vesting period (in years)	3 years
Restricted stock units
Labor and social obligations
Total shares granted			251,555	910,600
Total shares cancelled				89,840
Total shares vested			(177,331)	(688,041)
Total shares outstanding	142,184	142,184	142,184	142,184	142,184		161,231
Average fair value at grant date | R$						R$ 134,467
Restricted stock units | Grant date: 30/04/2019
Labor and social obligations
Vesting period (in years)	3 years
Vesting % per year			33.33%
Total shares granted				542,760
Total shares cancelled				76,277
Total shares vested				(466,483)
Average fair value at grant date | R$						68,800
Unit value average | R$ / shares		R$ 126.76
Restricted stock units | Grant date: 30/06/2019, Series 1
Labor and social obligations
Vesting period (in years)	1 year
Vesting % per year			100.00%
Total shares granted				1,543
Total shares vested				(1,543)
Average fair value at grant date | R$						319
Unit value average | R$ / shares		206.66
Restricted stock units | Grant date: 30/06/2019, Series 2
Labor and social obligations
Vesting period (in years)	1 year
Vesting % per year			100.00%
Total shares granted				1,543
Total shares vested				(1,543)
Average fair value at grant date | R$						274
Unit value average | R$ / shares		177.71
Restricted stock units | Grant date: 15/10/2019
Labor and social obligations
Vesting % per year			33.33%
Total shares granted				37,929
Total shares cancelled				7,683
Total shares vested				(30,245)
Average fair value at grant date | R$						7,593
Unit value average | R$ / shares		200.18
Restricted stock units | Grant date: 23/01/2020
Labor and social obligations
Vesting period (in years)	3 years
Vesting % per year			33.33%
Total shares granted				13,000
Total shares vested				(9,783)
Total shares outstanding					3,910
Average fair value at grant date | R$						2,788
Unit value average | R$ / shares		214.48
Restricted stock units | Grant date: 02/03/2020
Labor and social obligations
Vesting period (in years)	3 years
Vesting % per year			33.33%
Total shares granted				36,673
Total shares cancelled				1,442
Total shares vested				(26,774)
Total shares outstanding					10,279
Average fair value at grant date | R$						8,762
Unit value average | R$ / shares		238.93
Restricted stock units | Grant date: 04/03/2020
Labor and social obligations
Vesting period (in years)	3 years
Vesting % per year			33.33%
Total shares granted				13,164
Total shares vested				(13,164)
Average fair value at grant date | R$						3,346
Unit value average | R$ / shares		254.21
Restricted stock units | Grant Date: 03/09/2020
Labor and social obligations
Vesting period (in years)	3 years
Vesting % per year			33.33%
Total shares granted				3,600
Total shares cancelled				1,687
Total shares vested				(1,913)
Average fair value at grant date | R$						883
Unit value average | R$ / shares		245.18
Restricted stock units | Grant date: 19/11/2020, Series 1
Labor and social obligations
Vesting period (in years)	1 year
Vesting % per year			100.00%
Total shares granted				3,562
Total shares cancelled				984
Total shares vested				(2,030)
Total shares outstanding					1,781
Average fair value at grant date | R$						772
Unit value average | R$ / shares		216.63
Restricted stock units | Grant date: 19/11/2020, Series 2
Labor and social obligations
Vesting period (in years)	1 year
Vesting % per year			100.00%
Total shares granted				3,086
Total shares vested				(3,086)
Average fair value at grant date | R$						669
Unit value average | R$ / shares		216.63
Restricted stock units | Grant date: 10/2/2021, Series 1
Labor and social obligations
Vesting period (in years)	3 years
Vesting % per year			33.33%
Total shares granted				8,400
Total shares vested				(5,126)
Total shares outstanding					5,275
Average fair value at grant date | R$						1,723
Unit value average | R$ / shares		205.11
Restricted stock units | Grant date: 10/2/2021, Series 2
Labor and social obligations
Vesting period (in years)	4 years
Total shares granted				50,200
Total shares cancelled				1,145
Total shares vested				(17,360)
Total shares outstanding					35,738
Average fair value at grant date | R$						10,296
Unit value average | R$ / shares		205.11
Restricted stock units | Grant date: 10/2/2021, Series 2 | IFRS Share-based Payment Arrangement, Tranche One [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 10/2/2021, Series 2 | IFRS Share-based Payment Arrangement, Tranche Two [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 10/2/2021, Series 2 | IFRS Share-based Payment Arrangement, Tranche Three [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 10/2/2021, Series 2 | IFRS Share-based Payment Arrangement, Tranche Four [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 23/02/2021
Labor and social obligations
Vesting period (in years)	1 year
Vesting % per year			100.00%
Total shares granted				1,838
Total shares vested				(1,162)
Total shares outstanding					1,838
Average fair value at grant date | R$						366
Unit value average | R$ / shares		198.87
Restricted stock units | Grant date: 26/02/2021
Labor and social obligations
Vesting period (in years)	4 years
Total shares granted				9,366
Total shares vested				(3,069)
Total shares outstanding					5,728
Average fair value at grant date | R$						1,841
Unit value average | R$ / shares		196.58
Restricted stock units | Grant date: 26/02/2021 | IFRS Share-based Payment Arrangement, Tranche One [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 26/02/2021 | IFRS Share-based Payment Arrangement, Tranche Two [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 26/02/2021 | IFRS Share-based Payment Arrangement, Tranche Three [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 26/02/2021 | IFRS Share-based Payment Arrangement, Tranche Four [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 15/04/2021
Labor and social obligations
Vesting period (in years)	1 year
Vesting % per year			100.00%
Total shares granted				1,836
Total shares vested				(1,082)
Total shares outstanding					1,836
Average fair value at grant date | R$						291
Unit value average | R$ / shares		158.28
Restricted stock units | Grant date: 1/6/2021
Labor and social obligations
Vesting period (in years)	4 years
Total shares granted				475
Total shares cancelled				74
Total shares vested				(140)
Total shares outstanding					276
Average fair value at grant date | R$						70
Unit value average | R$ / shares		148.28
Restricted stock units | Grant date: 1/6/2021 | IFRS Share-based Payment Arrangement, Tranche One [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 1/6/2021 | IFRS Share-based Payment Arrangement, Tranche Two [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 1/6/2021 | IFRS Share-based Payment Arrangement, Tranche Three [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 1/6/2021 | IFRS Share-based Payment Arrangement, Tranche Four [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 24/06/2021
Labor and social obligations
Vesting period (in years)	1 year
Vesting % per year			100.00%
Total shares granted				89,808
Total shares cancelled				548
Total shares vested				(89,530)
Average fair value at grant date | R$						14,837
Unit value average | R$ / shares		165.21
Restricted stock units | Grant date: 30/09/2021, Series 1
Labor and social obligations
Vesting period (in years)	4 years
Total shares granted				5,000
Total shares vested				(1,246)
Total shares outstanding					3,522
Average fair value at grant date | R$						590
Unit value average | R$ / shares		118.02
Restricted stock units | Grant date: 30/09/2021, Series 1 | IFRS Share-based Payment Arrangement, Tranche One [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 30/09/2021, Series 1 | IFRS Share-based Payment Arrangement, Tranche Two [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 30/09/2021, Series 1 | IFRS Share-based Payment Arrangement, Tranche Three [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 30/09/2021, Series 1 | IFRS Share-based Payment Arrangement, Tranche Four [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 30/09/2021, Series 2
Labor and social obligations
Vesting period (in years)	3 years
Vesting % per year			33.33%
Total shares granted				3,000
Total shares vested				(1,251)
Total shares outstanding					1,761
Average fair value at grant date | R$						354
Unit value average | R$ / shares		118.02
Restricted stock units | Grant date: 30/09/2021, Series 3
Labor and social obligations
Vesting period (in years)	4 years
Total shares granted				4,000
Total shares vested				(997)
Total shares outstanding					2,817
Average fair value at grant date | R$						472
Unit value average | R$ / shares		118.02
Restricted stock units | Grant date: 30/09/2021, Series 3 | IFRS Share-based Payment Arrangement, Tranche One [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 30/09/2021, Series 3 | IFRS Share-based Payment Arrangement, Tranche Two [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 30/09/2021, Series 3 | IFRS Share-based Payment Arrangement, Tranche Three [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 30/09/2021, Series 3 | IFRS Share-based Payment Arrangement, Tranche Four [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 30/09/2021, Series 4
Labor and social obligations
Vesting period (in years)	4 years
Total shares granted				75,000
Total shares vested				(6,796)
Total shares outstanding					66,031
Average fair value at grant date | R$						8,852
Unit value average | R$ / shares		118.02
Restricted stock units | Grant date: 30/09/2021, Series 4 | IFRS Share-based Payment Arrangement, Tranche One [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 30/09/2021, Series 4 | IFRS Share-based Payment Arrangement, Tranche Two [Member]
Labor and social obligations
Vesting % per year			20.00%
Restricted stock units | Grant date: 30/09/2021, Series 4 | IFRS Share-based Payment Arrangement, Tranche Three [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 30/09/2021, Series 4 | IFRS Share-based Payment Arrangement, Tranche Four [Member]
Labor and social obligations
Vesting % per year			30.00%
Restricted stock units | Grant date: 30/09/2021, Series 5
Labor and social obligations
Vesting period (in years)	1 year
Vesting % per year			100.00%
Total shares granted				3,107
Total shares vested				(3,031)
Average fair value at grant date | R$						367
Unit value average | R$ / shares		118.02
Restricted stock units | Grant date: 30/09/2021, Series 6
Labor and social obligations
Vesting period (in years)	1 year
Vesting % per year			100.00%
Total shares granted				1,543
Total shares vested				(520)
Total shares outstanding					1,392
Average fair value at grant date | R$						182
Unit value average | R$ / shares		118.02
Restricted stock units | Grant date: 30/09/2021, Series 7
Labor and social obligations
Vesting period (in years)	1 year
Vesting % per year			100.00%
Total shares granted				167
Total shares vested				(167)
Average fair value at grant date | R$						R$ 20
Unit value average | R$ / shares		R$ 118.02